UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Revenues		$ 95,036		$ 66,876
Cost of revenues		(92,406)		(63,959)
Gross profit		2,630		2,917
Operating expenses:
Selling and marketing expenses		(845)		(439)
General and administrative expenses		(1,973)		(1,346)
Total operating expenses		(2,818)		(1,785)
Income/(loss) from operations		(188)		1,132
Other income/(expense):
Other income		421		583
Interest expense		(192)		(90)
Total other income, net		229		493
Income before tax expense		41		1,625
Income tax expense			[1]	(291)
Net income		41		1,334
Other comprehensive
Foreign currency translation loss, net of taxes		(7)			[1]
Total comprehensive income		$ 34		$ 1,334
Common Class A [Member]
Net income per share attributable to ordinary shareholders **
Net income per share attributable to ordinary shareholders, basic			[2]	$ 0.05	[3]
Net income per share attributable to ordinary shareholders, diluted			[2]	$ 0.05	[3]
Weighted average number of ordinary shares used in computing net income per share **
Weighted average number of ordinary shares used in computing net income per share, basic	[3]	7,985,644		7,985,644
Weighted average number of ordinary shares used in computing net income per share, diluted	[3]	7,985,644		7,985,644
Common Class B [Member]
Net income per share attributable to ordinary shareholders **
Net income per share attributable to ordinary shareholders, basic			[2]	$ 0.05	[3]
Net income per share attributable to ordinary shareholders, diluted			[2]	$ 0.05	[3]
Weighted average number of ordinary shares used in computing net income per share **
Weighted average number of ordinary shares used in computing net income per share, basic	[3]	16,514,981		16,514,981
Weighted average number of ordinary shares used in computing net income per share, diluted	[3]	16,514,981		16,514,981

[1]	Denotes amount less than US$1,000
[2]	Denotes amount less than US$0.01.
[3]	Retroactively restated for the effect of re-classification and re-designation of the authorized share capital (see Note 11).